                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                MetLife of CT Fund BD III for Variable Annuities
           MetLife of CT Separate Account Nine For Variable Annuities
     MetLife Insurance Company of CT Variable Annuity Separate Account 2002

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
                 MetLife of CT Fund BD IV for Variable Annuities
            MetLife of CT Separate Account Ten For Variable Annuities
  MetLife Life and Annuity Company of CT Variable Annuity Separate Account 2002

                              VINTAGE II(SM) ANNUITY
                    VINTAGE II (SERIES II)(SM) VARIABLE ANNUITY
                               VINTAGE 3(SM) ANNUITY
                          VINTAGE L(SM) VARIABLE ANNUITY
                            VINTAGE ACCESS(SM) ANNUITY
                         VINTAGE XTRA(SM) VARIABLE ANNUITY
                   VINTAGE XTRA (SERIES II)(SM) VARIABLE ANNUITY

                       SUPPLEMENT DATED NOVEMBER 12, 2007
                                     TO THE
               PROSPECTUSES DATED APRIL 30, 2007, AS SUPPLEMENTED

This supplements the information contained in the Prospectus for the variable annuity contracts listed above. This supplement should be read in its entirety and kept together with the Prospectus for future reference.

1. VARIABLE FUNDING OPTION NAME CHANGES

Effective on or about November 12, 2007, the Legg Mason Partners Variable Multiple Discipline Portfolio - All Cap Growth and Value of Legg Mason Partners Variable Equity Trust changed its name to Legg Mason Partners Variable Capital Portfolio, and the Legg Mason Partners Variable Multiple Discipline Portfolio - Global All Cap Growth and Value of Legg Mason Partners Variable Equity Trust changed its name to Legg Mason Partners Variable Global Equity Portfolio.

Certain documents or information you may receive about your Contract may continue to reflect the old Variable Funding Option names until such time as updates are made.

2. VARIABLE FUNDING OPTION INVESTMENT OBJECTIVE CHANGE

Effective on or about November 12, 2007, the Legg Mason Partners Variable Capital Portfolio (formerly named Legg Mason Partners Variable Multiple Discipline Portfolio - All Cap Growth and Value) of Legg Mason Partners Variable Equity Trust changed its investment objective to the following: "Seeks capital appreciation through investment in securities which the portfolio managers believe have above-average capital appreciation potential."

3. UNDERLYING FUND MERGER AND CLOSING

Effective on or about November 12, 2007, the Legg Mason Partners Variable Multiple Discipline Portfolio - Large Cap Growth and Value of Legg Mason Partners Variable Equity Trust (Existing Fund) will be merged with and into the Legg Mason Partners Variable Appreciation Portfolio (Class II) of Legg Mason Partners Variable Equity Trust (Acquiring Fund).

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The assets in the Existing Fund will be transferred into the Acquiring Fund. The aggregate value of your investment will not change as a result of the merger. Immediately after the merger, the Acquiring Fund no longer will be available for allocations of new purchase payments or transfers of contract value (excluding dollar cost averaging and automatic rebalancing allocations in existence at the time of closing). Please note that Legg Mason Partners Variable Appreciation Portfolio (Class I) remains available for new allocations of purchase payments and transfers of account value.

The following table presents the Acquiring Fund's management fee, distribution and/or service fees (12b-1), and other expenses. The Acquiring Fund provided this information and we have not independently verified it.

                                                                                CONTRACTUAL
                                        DISTRIBUTION                                FEE           NET
                                           AND/OR                    TOTAL         WAIVER        TOTAL
                                           SERVICE                   ANNUAL        AND/OR       ANNUAL
                           MANAGEMENT      (12B-1)       OTHER     OPERATING      EXPENSE      OPERATING
    UNDERLYING FUND:           FEE          FEES       EXPENSES*    EXPENSES   REIMBURSEMENT   EXPENSES
    ---------------        ----------   ------------   ---------   ---------   -------------   ---------
Legg Mason Partners
   Variable Appreciation
   Portfolio (Class II)       0.69%         0.25%        0.04%       0.98%         0.00%         0.98%

* Other expenses are estimated since there are currently no Class II shares outstanding.

MORE INFORMATION ABOUT THE VARIABLE FUNDING OPTIONS IS CONTAINED IN THE PROSPECTUSES, AS SUPPLEMENTED, FOR THE UNDERLYING FUNDS. CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS CAN BE OBTAINED BY CALLING 1-800-842-9325.
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                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  MetLife of CT Fund ABD For Variable Annuities
          MetLife of CT Separate Account BD III For Variable Annuities
           MetLife of CT Separate Account Nine For Variable Annuities


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
                MetLife of CT Fund ABD II For Variable Annuities
           MetLife of CT Separate Account BD IV For Variable Annuities
            MetLife of CT Separate Account Ten For Variable Annuities


                          PORTFOLIO ARCHITECT 3 ANNUITY
                           PORTFOLIO ARCHITECT ANNUITY
                        PORTFOLIO ARCHITECT XTRA ANNUITY
                            PREMIER ADVISERS ANNUITY
                       PREMIER ADVISERS - CLASS II ANNUITY

                       SUPPLEMENT DATED NOVEMBER 12, 2007
                                     TO THE
               PROSPECTUSES DATED APRIL 30, 2007, AS SUPPLEMENTED


This supplements the information contained in the Prospectuses for the variable annuity contracts listed above. This supplement should be read in its entirety and kept together with the Prospectus for future reference.

For Contract Owners of Premier Advisers Annuity and Premier Advisers -- Class II Annuity only: Effective November 12, 2007, the Worldwide Growth Portfolio of Janus Aspen Series is no longer available for allocations of new purchase payments or transfers of contract value (excluding dollar cost averaging and automatic rebalancing allocations in existence at the time of closing).

For Contract Owners of Portfolio Architect 3 Annuity, Portfolio Architect Annuity, and Portfolio Architect XTRA Annuity only: Effective November 12, 2007, the Templeton Developing Markets Securities Fund of Franklin Templeton Variable Insurance Products Trust is no longer available for allocations of new purchase payments or transfers of contract value (excluding dollar cost averaging and automatic rebalancing allocations in existence at the time of closing).